Note 3 - Property And Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2013	December 31, 2012
Equipment	$353,235	$353,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	446,382
Less: accumulated depreciation	(111,343)	(89,726)
Property and equipment, net	$335,039	$356,656

	December 31, 2012	December 31, 2011
Equipment	$353,235	$1,113,235
Leasehold improvement	44,000	44,000
Furniture	49,147	49,147
Subtotal	446,382	1,206,382
Less: accumulated depreciation	(89,726)	(20,718)
Property and equipment, net	$356,656	$1,185,664